Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758
June 28, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:     Tidal ETF Trust (the “Trust”)
    File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, ZEGA Buy and Hedge ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 27, 2021, and filed electronically as Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A on June 25, 2021.
If you have any questions or require further information, please contact Alia Vasquez at 414-765-6620 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia Vasquez
Alia Vasquez
Vice President
U.S. Bancorp Fund Services, LLC
As Sub-Administrator to the Tidal ETF Trust